INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
INVENTORIES

	December 31,
	2011	2012

Raw materials	$8,871	$7,684
Finished products	11,544	9,113

	$20,415	$16,797